Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Change in Shares of Paid-in Capital and Reconciliation of Balances

The table below shows the breakdown of and change in shares of paid-in capital and the reconciliation of balances at the beginning and end of the period:

	12/31/2017
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2016	3,335,350,311	1,104,963,731	4,440,314,042
Residents abroad at 12/31/2016	16,393,906	2,125,599,595	2,141,993,501

Shares of capital stock at 12/31/2016	3,351,744,217	3,230,563,326	6,582,307,543
(-) Cancellation of Shares – Meeting of the Board of Directors December 15, 2017	(31,793,105)	—	(31,793,105)
Shares of capital stock at 12/31/2017	3,319,951,112	3,230,563,326	6,550,514,438
Residents in Brazil at 12/31/2017	3,299,073,506	1,116,291,341	4,415,364,847
Residents abroad at 12/31/2017	20,877,606	2,114,271,985	2,135,149,591
Treasury shares at 12/31/2016 (1)	3,074	69,604,462	69,607,536	(1,882)
Purchase of shares	46,214,237	37,982,900	84,197,137	(3,089)
Exercised options – granting of stock options	—	(28,008,923)	(28,008,923)	728
Disposals – stock option plan	—	(8,118,725)	(8,118,725)	322
(-) Cancellation of Shares – Meeting of the Board of Directors December 15, 2017	(31,793,105)	—	(31,793,105)	1,178
Treasury shares at 12/31/2017 (1)	14,424,206	71,459,714	85,883,920	(2,743)

Outstanding shares at 12/31/2017	3,305,526,906	3,159,103,612	6,464,630,518
Outstanding shares at 12/31/2016	3,351,741,143	3,160,958,864	6,512,700,007

	12/31/2016
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2015	3,033,657,386	1,130,776,196	4,164,433,582
Residents abroad at 12/31/2015	13,382,812	1,906,099,555	1,919,482,367

Shares of capital stock at 12/31/2015	3,047,040,198	3,036,875,751	6,083,915,949
(-) Cancellation of shares—ESM of April 27, 2016 – Approved on June 7, 2016	—	(100,000,000)	(100,000,000)
Bonus Shares—ESM of 09/14/2016—Carried out at 09/23/2016	304,704,019	293,687,575	598,391,594
Shares of capital stock at 12/31/2016	3,351,744,217	3,230,563,326	6,582,307,543

Residents in Brazil at 12/31/2016	3,335,350,311	1,104,963,731	4,440,314,042
Residents abroad at 12/31/2016	16,393,906	2,125,599,595	2,141,993,501
Treasury shares at 12/31/2015 (1)	2,795	162,562,650	162,565,445	(4,353)
Purchase of shares	—	30,640,000	30,640,000	(947)
Exercised options—granting of stock options	—	(19,931,626)	(19,931,626)	315
Disposals – stock option plan	—	(8,293,957)	(8,293,957)	433
(-) Cancellation of shares—ESM of April 27, 2016 – Approved on June 7, 2016	—	(100,000,000)	(100,000,000)	2,670
Bonus Shares—ESM of 09/14/2016—Carried out at 09/23/2016	279	4,627,395	4,627,674	—
Treasury shares at 12/31/2016 (1)	3,074	69,604,462	69,607,536	(1,882)

Outstanding shares at 12/31/2016	3,351,741,143	3,160,958,864	6,512,700,007
Outstanding shares at 12/31/2015 (2)	3,351,741,143	3,161,744,411	6,513,485,554

(1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury for subsequent cancellation of replacement in the market.
(2)	For better comparability, outstanding shares were adjusted to reflect the bonuses of 09/23/2016.

Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price

We detail below of the cost of shares purchased in the period, as well the average cost of treasury shares and their market price (in Brazilian Reais per share):

	01/01 to 12/31/2017
Cost / market value	Common	Preferred
Minimum	37.06	33.48
Weighted average	37.06	36.25
Maximum	37.06	38.56
Treasury shares
Average cost	37.05	30.90
Market value at 12/31/2017	37.69	42.58

	01/01 to 12/31/2016
Cost / market value	Common	Preferred
Minimum	—	23.79
Weighted average	—	30.13
Maximum	—	36.05
Treasury shares
Average cost	6.59	27.04
Market value at 12/31/2016	30.00	33.85

Summary of Calculation of Dividends and Interest on Capital

Calculation of dividends and interest on capital

	12/31/2017	12/31/2016	12/31/2015
Statutory net income	21,108	18,853	21,084
Adjustments:
(-) Legal reserve	(1,055)	(943)	(1,054)
Dividend calculation basis	20,053	17,910	20,030
Mandatory dividend	5,013	4,478	5,007
Dividends and Interest on Capital Paid / Provided for / Identified	17,558	10,000	7,305

Schedule of Stockholders' Compensation

Stockholders’ compensation

	12/31/2017
	Gross	WHT	Net
Paid / prepaid	3,666	(389)	3,277
Dividends—11 monthly installments of R$ 0.015 per share paid from February to December 2017	1,074	—	1,074
Interest on capital—R$ 0.3990 per share paid on 08/25/2017	2,592	(389)	2,203
Provided for (Recorded in Other Liabilities)	1,877	(140)	1,737
Dividends—1 monthly installment of R$ 0.015 per share paid on 01/02/2018	98	—	98
Dividends provision—R$ 0.1304 per share	843	—	843
Interest on capital—R$ 0.1445 per share, credited on 12/28/2017, paid by 04/30/2018	936	(140)	796
Identified in Revenue Reserve In Stockholders’ Equity—R$ 2.1126 per share	13,658	(1,114)	12,544
Total from 01/01 to 12/31/2017	19,201	(1,643)	17,558

	12/31/2016
	Gross	WHT	Net
Paid / prepaid	3,355	(355)	3,000
Dividends—11 monthly installments of R$ 0.015 per share paid from February to December 2016	987	—	987
Interest on capital—R$ 0.3990 per share paid on 08/25/2016	2,368	(355)	2,013
Declared until 12/31/2016 (Recorded in Other Liabilities)	3,169	(461)	2,708
Dividends—1 monthly installment of R$ 0.015 per share paid on 01/02/2017	98	—	98
Interest on capital—R$ 0.4714 per share, credited on 12/30/2016, paid by 04/28/2017	3,071	(461)	2,610
Identified in Revenue Reserve In Stockholders’ Equity—R$ 0.7754 per share	5,050	(758)	4,292
Total from 01/01 to 12/31/2016	11,574	(1,574)	10,000

	12/31/2015
	Gross	WHT	Net
Paid / prepaid	3,002	(311)	2,691
Dividends—11 monthly installments of R$ 0.015 per share paid from February to December 2015	932	—	932
Interest on capital—R$ 0.3460 per share paid on 08/25/2015	2,070	(311)	1,759
Declared until 12/31/2015 (recorded in other liabilities)	2,502	(186)	2,316
Dividends—1 monthly installment of R$ 0.015 per share paid on 01/04/2016	89	—	89
Interest on capital—R$ 0.1980 per share	1,173	—	1,173
Interest on capital—R$ 0.2090 per share, credited on 12/30/2015, paid on 04/30/2016	1,240	(186)	1,054
Identified in Revenue Reserve In Stockholders’ Equity—R$ 0.4564 per share	2,703	(405)	2,298
Total from 01/01 to 12/31/2015	8,207	(902)	7,305

Summary of Appropriated Reserves
d)	Appropriated reserves

	12/31/2017	12/31/2016	12/31/2015
Capital reserves (1)	285	285	285
Premium on subscription of shares	284	284	284
Reserves from tax incentives, restatement of equity securities and other	1	1	1
Revenue reserves	12,214	3,158	9,782
Legal (2)	8,893	7,838	6,895
Statutory	588	1,132	9,461

Dividends equalization (3)	499	337	3,355
Working capital increase (4)	—	—	1,655
Increase in capital of investees (5)	89	795	4,451
Corporate reorganizations (Note 2.4 a III)	(10,925)	(10,862)	(9,277)
Unrealized profits (6)	13,658	5,050	2,703

Total reserves at parent company	12,499	3,443	10,067

(1)	Refers to amounts received by Itaú Unibanco Holding that were not included in the statement of income, since they do not refer to compensation for the provision of goods or services.
(2)	Legal reserve—may be used to increase capital or to absorb losses, but it cannot be distributed as dividends.
(3)	Reserve for dividends equalization—its purpose is to reserve funds for the payment or advances on dividends, including interest on capital, to maintain the flow of the stockholders’ compensation.
(4)	Reserve for working capital—its purpose is to guarantee funds for operations.
(5)	Reserve for increase in capital of investees—its purpose is to guarantee the preemptive right in the capital increases of investees.
(6)	Refers to Interest on capital provided for up to December 31 for each period, in compliance with BACEN Circular Letter nº 3,516, of July 21, 2011.

Summary of Non-controlling Interests
f)	Non-controlling interests

	Stockholders’ equity		Net Income
	12/31/2017	12/31/2016	01/01 to	01/01 to
			12/31/2017	12/31/2016
Itaú CorpBanca (Note 3)	11,255	10,117	219	119
Itaú Corpbanca Colombia S.A. (Note 3)	1,198	1,231	(41)	22
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	327	519	92	119
Banco Itaú Consignado S.A.	—	—	—	(20)
Luizacred S.A. Soc. De Crédito, Financiamento e Investimento	294	275	69	51
Others	92	90	26	28

Total	13,166	12,232	365	319